Warrant liability - Schedule of Changes In Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance – Beginning of the year	$ 3,897	$ 6,854	$ 10,891
Share purchase warrants exercised during the year	0	(735)	0
Change in fair value of share purchase warrants	(263)	(2,222)	(4,437)
Balance - End of the year	3,634	3,897	6,854
Warrant liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Share purchase warrants issued during the year (note 19)	$ 0	$ 0	$ 400